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EVERGREEN GROUP OF FUNDS                                        January 22, 1996
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Supplement to Prospectuses Offering Class A, Class B and Class C Shares

     The following should be substituted for the Paragraph entitled "Class A Shares-Front-End Sales Charge Alternative" in each Prospectus under the heading "Purchase and Redemption of Shares - How to Buy Shares". Each Initial Sales Charge schedule relates only to the funds named above it.

     Class A Shares-Front-End Sales Charge Alternative. You can purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. On purchases of $1,000,000 or more, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of the purchase price or redemption value will be imposed on shares redeemed during the first year after purchase. The schedule of charges for Class A Shares is as follows:

                              Initial Sales Charge

Evergreen Fund                            Evergreen Foundation Fund
Evergreen Global Real Estate Equity Fund  Evergreen Aggressive Growth Fund
Evergreen U.S. Real Estate Equity Fund    Evergreen Balanced Fund
Evergreen Limited Market Fund, Inc.       Evergreen Utility Fund
Evergreen Growth and Income Fund          Evergreen Value Fund
Evergreen Total Return Fund               Evergreen Emerging Markets Growth Fund
Evergreen American Retirement Fund        Evergreen International Equity Fund
Evergreen Small Cap Equity Income Fund    Evergreen High Grade Tax Free Fund
Evergreen Tax Strategic Foundation Fund

                                                          Commission to
                       as a % of the Net  as a % of the   Dealer/Agent as a
Amount of Purchase     Amount Invested    Offering Price  % of Offering Price

Less than $50,000      4.99%              4.75%           4.25%
$50,000-$ 99,999       4.71%              4.50%           4.25%
$100,000-$249,999      3.90%              3.75%           3.25%
$250,000-$499,999      2.56%              2.50%           2.00%
$500,000-$999,999      2.04%              2.00%           1.75%
Over $1,000,000        None               None            1.00% on the first
                                                          $2,999,999;  plus  .50
                                                          of 1% on amounts  over
                                                          $3,000,000    up    to
                                                          $4,999,999;  plus  .25
                                                          of 1% on amounts  over
                                                          $5,000,000

                                  * * * * * * *


Evergreen Short-Intermediate Municipal Fund         Evergreen Short-Intermediate
                                                    Municipal Fund-California

                                                          Commission to
                       as a % of the Net  as a % of the   Dealer/Agent as a
Amount of Purchase     Amount Invested    Offering Price  % of Offering Price

Less than $50,000      3.36%              3.25%           2.75%
$50,000-$ 99,999       3.09%              3.00%           2.75%
$100,000-$249,999      2.56%              2.50%           2.25%
$250,000-$499,999      2.04%              2.00%           1.75%
$500,000-$999,999      1.52%              1.50%           1.25%
Over $1,000,000        None               None            1.00% on the first
                                                          $2,999,999;  plus  .50
                                                          of 1% on amounts  over
                                                          $3,000,000    up    to
                                                          $4,999,999;  plus  .25
                                                          of 1% on amounts  over
                                                          $5,000,000


                                  * * * * * * *

     The following should be substituted for the second to last Paragraph in each Prospectus under the heading "Purchase and Redemption of Shares - How to Buy Shares":

     In addition to the discount or commission paid to dealers, EFD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen Mutual Funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EFD may also limit the availability of such incentives to certain specified dealers. EFD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and other selected dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers.

                                  * * * * * * *

     The following sentence should be added to the Paragraph entitled "Class C Shares-Level Load Alternative" in each Prospectus that offers Class C Shares under the heading "Purchase and Redemption of Shares - How to Buy Shares":

         The maximum amount of Class C Shares that may be purchased is $500,000.

                                                    *   *   *   *   *   *   *

     The following should be substituted for the Paragraph entitled "Systematic Investment Plan" in each Prospectus under the heading "Purchase and Redemption of Shares - Shareholder Services":

     Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the systematic investment plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months of the initial investment. You can open a systematic investment plan in the Evergreen Fund, Evergreen Growth and Income Fund, Evergreen Foundation Fund, Evergreen Balanced Fund, Evergreen Utility Fund, Evergreen Value Fund, Evergreen High Grade Tax Free Fund, Evergreen Aggressive Growth Fund and Evergreen International Equity Fund for a minimum of only $50 per month with no initial investment required.

                                  * * * * * * *

     The minimum dollar amount for systematic withdrawals set forth in the Paragraph entitled "Systematic Cash Withdrawal Plan" in each Prospectus under the heading "Purchase and Redemption of Shares - Shareholder Services" has been reduced from $100 to $75.

                                  * * * * * * *

     The following should be inserted after the last Paragraph in each Prospectus under the heading "Other Information - Performance Information":

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen Mutual fund shareholders.

                                  * * * * * * *

EVERGREEN TOTAL RETURN FUND

     The following sentence should be added to the beginning of the Paragraph entitled "Investments Related to Real Estate" in the Prospectus of Evergreen Total Return Fund under the heading "Description of the Funds - Investment Practices and Restrictions - Special Risk Considerations":

     Investments Related to Real Estate. Evergreen Total Return Fund may invest up to 15% of its assets in investments related to real estate, including real estate investment trusts ("REITS").